                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-118218

                    FIRST SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                        FS VARIABLE ANNUITY ACCOUNT FIVE
               SUPPLEMENT TO THE SEASONS TRIPLE ELITE PROSPECTUS
                             DATED OCTOBER 24, 2005
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THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES IN THE FEE TABLES ON PAGE 5 OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES
------------------------
TOTAL ANNUAL UNDERLYING FUND OPERATING
EXPENSES                                                  MINIMUM       MAXIMUM
(expenses that are deducted from Underlying Funds,
including management fees, other expenses and
12b-1 fees, if applicable)                                  0.88%        1.75%

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 6 OF THE PROSPECTUS:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.75%, including the optional Maximum Anniversary Value death benefit (0.20%) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,121              $1,774               $2,141              $4,369

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $333               $1,015               $1,722              $3,595

(3) If you do not surrender your contract and you elect the optional Maximum
    Anniversary Value death benefit and MarketLock (0.65%) features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $421               $1,274               $2,141              $4,369


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $951               $1,271               $1,319              $2,812

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $246                $758                $1,296              $2,766

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $251                $771                $1,319              $2,812

THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date:  March 28, 2006

                Please keep this Supplement with your Prospectus.


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